Short-term Bank Loans (Details Narrative) - USD ($)					12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 22, 2024	Jul. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 22, 2023
Line of Credit Facility [Line Items]
Debt instrument interest rate terms			(i) trade financing, with an interest rate of 3.25% per annum above the bank’s Cost of Funds, and (ii) a revolving short-term loan, with an interest rate of 3.75% per annum above the bank’s Cost of Funds, with a combined limit of $1,500,000
Cost of funds combined limit amount								$ 1,500,000
Short term borrowings		$ 1,510,249			$ 1,510,249	$ 1,195,149
Line of credit				$ 2,000,000
Financing facility interest rate				1.65%
Repayments of short term debt		$ 4,100,000			$ 13,801,930	$ 6,356,397
Short term debt weighted average interest rate		8.00%			8.00%	9.00%
Interest expenses					$ 75,060	$ 18,280
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Repayments of short term debt	$ 5,600,000
Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility				$ 2,000,000